Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay Vs Performance Disclosure [Line Items]
Pvp [Table Text Block]
Pay-Versus-Performance
The following table sets forth information concerning the compensation of our principal executive officer, or “PEO,”
and, on an average basis,
the compensation for our two
other highest paid named
executive officers, or “Other NEOs,”
for each of the fiscal
years ending December 31, 2025,
2024 and 2023, as such
compensation relates to our
financial
performance for each such fiscal year.
Year
Summary
Compensation
Table Total
for PEO
(1)
Compensation
Actually Paid to
PEO (1)(2)
Average Summary
Compensation
Table Total
for
Other NEOs (1)
Average
Compensation
Actually Paid to
Other NEOs (1)(2)
Initial Fixed $100
Investment Based
on Total
Shareholder Return
(3) Net Income
2025 $ 489,645 $ 488,881 $ 315,618 $ 315,026 $ 135.85 $ 7,255,000
2024 393,222 393,222 282,307 282,307 113.05 6,397,000
2023 341,224 341,224 271,119 271,119 97.19 1,395,000
(1)
For 2025, 2024 and
2023, the PEO was
David A. Hedges
and the Other NEOs were
Robert L. Smith, Senior
Vice President
and Chief Lending Officer and W. James Walker,
IV,
Senior Vice President and Chief Financial Officer.
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set
forth below.
To calculate
the amounts of
Compensation Actually Paid
to the PEO
in 2025, the
following adjustments were
made to the PEO’s Summary Compensation Table
Total:
a.
We
deducted $
15,587
reported in the
Summary Compensation
Table,
reflecting the
grant date
fair value
of 550
RSUs
granted to the PEO in fiscal year 2025;
b. We added $ 14,823 , reflecting the fair value of such RSUs as of the end of fiscal year 2025.
To calculate the amounts of Compensation Actually Paid, on average, to our Other NEOs in 2025, the following adjustments were made to the Average Summary Compensation Table
Total for Other NEOs:
a. We deducted $ 12,073
reported in the
Summary Compensation Table, reflecting the average
grant date fair
value of RSUs
to the Other NEOs in fiscal year 2025;
b. We added $ 11,481 , reflecting the average fair value of such RSUs as of the end of fiscal year 2025.
(3) Total Shareholder Return
is the cumulative total shareholder return, which
assumes $100 was invested in our common
stock
at the market price at the regular close of Nasdaq trading on December 31, 2022 through December 31, 2025.
It assumes the
reinvestment of all cash
dividends prior to any
tax effect.
Net income for 2023
reflects the losses incurred
to reposition our
balance sheet in December 2023.

Co Selected Measure Name	Total Shareholder Return
Named Executive Officers Fn [Text Block]
(1)
For 2025, 2024 and
2023, the PEO was
David A. Hedges
and the Other NEOs were
Robert L. Smith, Senior
Vice President
and Chief Lending Officer and W. James Walker,
IV,
Senior Vice President and Chief Financial Officer.

Peo Total Comp Amt	$ 489,645	$ 393,222	$ 341,224
Peo Actually Paid Comp Amt	$ 488,881	393,222	341,224
Adj To Peo Comp Fn [Text Block]
(2)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Other NEOs as set
forth below.
To calculate
the amounts of
Compensation Actually Paid
to the PEO
in 2025, the
following adjustments were
made to the PEO’s Summary Compensation Table
Total:
a.
We
deducted $
15,587
reported in the
Summary Compensation
Table,
reflecting the
grant date
fair value
of 550
RSUs
granted to the PEO in fiscal year 2025;
b. We added $ 14,823 , reflecting the fair value of such RSUs as of the end of fiscal year 2025.

Non Peo Neo Avg Total Comp Amt	$ 315,618	282,307	271,119
Non Peo Neo Avg Comp Actually Paid Amt	$ 315,026	282,307	271,119
Adj To Non Peo Neo Comp Fn [Text Block]
To calculate the amounts of Compensation Actually Paid, on average, to our Other NEOs in 2025, the following adjustments were made to the Average Summary Compensation Table
Total for Other NEOs:
a. We deducted $ 12,073
reported in the
Summary Compensation Table, reflecting the average
grant date fair
value of RSUs
to the Other NEOs in fiscal year 2025;
b. We added $ 11,481 , reflecting the average fair value of such RSUs as of the end of fiscal year 2025.

Comp Actually Paid Vs Total Shareholder Rtn [Text Block]
Relationship Between Pay and Performance
Description
of
Relationship
Between
PEO
and
Other
NEO
Compensation
Actually
Paid
and
Company
Total
Shareholder Return (“TSR”)
The
following
chart
sets
forth
the
relationship
between
Compensation
Actually
Paid
to
our
PEO,
the
average
of
Compensation
Actually Paid
to our
other NEOs,
and the
Company’s
cumulative
TSR over
the three
most recently
completed fiscal years.
.

Comp Actually Paid Vs Net Income [Text Block]
Description of Relationship Between PEO and Other NEO Compensation
Actually Paid and Net Income
The
following
chart
sets
forth
the
relationship
between
Compensation
Actually
Paid
to
our
PEO,
the
average
of
Compensation Actually Paid to our
other NEOs, and our Net Income during
the three most recently completed
fiscal
years.
.

Total Shareholder Rtn Amt	$ 135.85	113.05	97.19
Net Income Loss	$ 7,255,000	$ 6,397,000	$ 1,395,000
Peo Name	David A. Hedges
Award Tmg Mnpi Disc [Text Block]
Practices Related to Equity Awards
The RSUs granted on July 24, 2025 are the only grants of awards that have been made under the 2024 Plan, and were made following the
issuance of the Company’s
earnings release for
the period ending June
30, 2025.
The Company
currently
does
not,
and
during
2025
did
not
grant
stock
options,
stock
appreciation
rights,
or
similar
option-like
instruments under the
2024 Plan and
has no policies
or practices to
disclose pursuant to
Item 402(x) of
SEC Regulation
S-K.
In addition, the
Company
does not
schedule equity award
grants in anticipation
of the release of
material, non-
public information , nor does
the Company time the
release of
material non-public information
based on equity grant
dates.

Award Tmg Predtrmnd Flag	false
Award Tmg Mnpi Cnsdrd Flag	false
Award Tmg How Mnpi Cnsdrd [Text Block]
In addition, the
Company
does not
schedule equity award
grants in anticipation
of the release of
material, non-
public information , nor does
the Company time the
release of
material non-public information
based on equity grant
dates.

Mnpi Disc Timed For Comp Val Flag	false
Insider Trd Policies Proc Adopted Flag	true
Award Tmg Method [Text Block]
In addition, the
Company
does not
schedule equity award
grants in anticipation
of the release of
material, non-
public information , nor does
the Company time the
release of
material non-public information
based on equity grant
dates.

Eqty Awrds In Summry Compstn Tbl For Aplbl Yr [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ 15,587
Eqty Awrds In Summry Compstn Tbl For Aplbl Yr [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	12,073
Yr End Fr Val Of Eqty Awrds Grntd In Cvrd Yr Outsdng And Unvstd [Member] | Peo [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	14,823
Yr End Fr Val Of Eqty Awrds Grntd In Cvrd Yr Outsdng And Unvstd [Member] | Non Peo Neo [Member]
Pay Vs Performance Disclosure [Line Items]
Adj To Comp Amt	$ 11,481